SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payable	$ 848,075	$ 2,723,531
Payroll related liabilities	449,465	452,751
Accrued liabilities	55,668	186,148
Total accounts payable and accrued liabilities	$ 1,353,208	$ 3,362,430